Investments in Unconsolidated Entities	12 Months Ended
Dec. 31, 2012
Investments in Unconsolidated Entities

Note 3. Investments in Unconsolidated Entities

As part of its operations, the Company participates in joint ventures to explore opportunities while minimizing risk. As of December 31, 2012, the Company was involved with 16 unconsolidated entities (December 31, 2011 – 14 unconsolidated entities) in which it has less than a controlling interest. Investments in unconsolidated entities includes $32.8 million (December 31, 2011 – $28.3 million) of the Company’s share of non-refundable deposits and other entitlement costs in connection with 1,916 lots (December 31, 2011 – 1,842 lots) under option. The Company’s share of the total exercise price of these options is $83.9 million (December 31, 2011 – $95.3 million). Summarized condensed financial information on a 100% basis for the combined unconsolidated entities follows:

	December 31
	2012	2011
Assets
Land and housing inventory	$377,549	$341,246
Other assets	20,469	8,707

	$398,018	$349,953

Liability and Equity
Project-specific financings	$77,442	$48,352
Accounts payable and other liabilities	13,485	20,554
Equity
Brookfield Residential’s interest	155,352	143,821
Others’ interest	151,739	137,226

	$398,018	$349,953

	Years Ended December 31
	2012	2011
Revenue and Expenses
Revenue	$90,186	$42,354
Direct cost of sales	(78,283)	(38,379)
Other income	8,711	3,709

Net income	$20,614	$7,684

Brookfield Residential’s share of net income	$9,882	$4,119

In reporting the Company’s share of net income, all intercompany profits or losses from unconsolidated entities are eliminated on lots purchased by the Company from unconsolidated entities.

Unconsolidated entities in which the Company has a non-controlling interest are accounted for using the equity method. In addition, the Company has performed an evaluation of its existing unconsolidated entity relationships by applying the provisions of ASC Topic 810.

The Company and/or its unconsolidated entity partners have provided varying levels of guarantees of debt of its unconsolidated entities. At December 31, 2012, the Company had completion guarantees of $1.6 million (December 31, 2011 – $1.3 million), recourse guarantees of $nil (December 31, 2011 – $2.8 million) and limited maintenance guarantees of $10.2 million (December 31, 2011 – $11.7 million) with respect to debt of its unconsolidated entities.